TAXATION - Summary of unrecognized tax benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
TAXATION
Balance at beginning of the year	¥ 59,049	$ 8,561	¥ 12,613
Additions from the business acquisitions			19,551
Additions based on tax position related to current year	15,894	2,304	26,885
Additions based on tax positions related to prior year	22,462	3,257	0
Reductions for tax positions related to prior years	(38,687)	(5,609)	0
Balance at end of the year	¥ 58,718	$ 8,513	¥ 59,049